UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bernzott Capital Advisors

Address:   888 West Ventura Blvd, Suite B
           Camarillo, CA  93010


Form 13F File Number: 028-10523


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hans T. Walsh
Title:  Vice President and Chief Compliance Officer
Phone:  805-389-9445

Signature,  Place,  and  Date  of  Signing:

/s/ Hans Walsh                      Camarillo, CA                      2/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:




                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:          337143
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE





                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- ----------- ------------------ ---------- -------- ---------------------
                                                                         SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP      VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- -------------- --------- ----------- --------- --- ---- ---------- -------- --------- ------ ----
Ascent Capital 				COM	  43632108	8529	  137695	      SOLE		137195     0	 500
Blount 					COM	  95180105	13314	  841605	      SOLE		813305     0   28300
Brinks 					COM	  109696104	9303	  326075	      SOLE		324675	   0	1400
Broadridge				COM	  11133T103	12499	  546269	      SOLE		526069     0   20200
Cinemark Holdings			COM	  17243v102	5341	  205600	      SOLE		192500     0   13100
Cintas					COM	  172908105	9385	  229458	      SOLE		227858     0    1600
Cisco					COM	  17275r102	6184	  314710	      SOLE		311810     0    2900
Clean Harbors				COM	  184496107	9697	  176285	      SOLE		168235     0    8050
Coinstar				COM	  19259p300	11127	  213940	      SOLE		203835     0   10105
Compass Minerals 			COM	  20451n101	9346	  125098	      SOLE		120848     0    4250
Covance					COM	  222816100	15574	  269594	      SOLE		261544     0    8050
Dresser-Rand				COM	  261608103	17051	  303730	      SOLE		293730     0   10000
Energizer Holdings			COM	  29266r108	12791	  159925	      SOLE		154475     0    5450
Equifax 				COM	  294429105	8036	  148490	      SOLE		147340     0    1150
Hasbro					COM	  418056107	2433	  67775	              SOLE		58675      0    9100
Hillenbrand				COM	  431571108	14147	  625691	      SOLE		601691     0   24000
Illinois Tool Works			COM	  452308109	933	  15350	              SOLE		15350      0       0
Intel					COM	  458140100	3942	  191190	      SOLE		189890     0    1300
Interval Leisure 			COM	  46113m108	6439	  332100	      SOLE		317300     0   14800
Intl Game Technology			COM	  459902102	15875	  1120323	      SOLE		1081523    0   38800
Jack Henry				COM	  426281101	10548	  268666	      SOLE		266824     0    1842
Johnson & Johnson			COM	  478160104	3688	  52611	              SOLE		51861      0     750
Landstar System				COM	  515098101	3173	  60475	              SOLE		55075      0    5400
McDonalds				COM	  580135101	1335	  15130	              SOLE		15130      0       0
Microsoft				COM	  594918104	3853	  144270	      SOLE		142470     0    1800
Mobile Mini				COM	  60740f105	14226	  682335	      SOLE		661185     0   21150
Newell Rubbermaid			COM	  651229106	10003	  449155	      SOLE		446705     0    2450
Owens-Illinois				COM	  690768403	9611	  451835	      SOLE		433935     0   17900
Pepsico					COM	  713448108	4356	  63660	              SOLE		62810      0     850
PetSmart				COM	  716768106	8665	  126795	      SOLE		126745     0     750
SEIC					COM	  784117103	7405	  317278	      SOLE		315178     0    2100
Synopsys				COM	  871607107	11057	  347310	      SOLE		332310     0   15000
Teleflex				COM	  879369106	16383	  229741	      SOLE		222141     0    7600
Total System Services			COM	  891906109	6992	  326423	      SOLE		324423     0    2000
Towers Watson				COM	  891894107	10341	  183978	      SOLE		175778     0    8200
Verizon 				COM	  92343v104	1788	  41325	              SOLE		41325	   0       0
WD-40					COM	  929236107	6228	  132195	      SOLE		125545     0    6650
Weight Watchers 			COM	  948626106	11832	  225975	      SOLE		216825     0    9150
Zimmer Holdings				COM	  98956P102	3713	  55700	              SOLE		55550      0     150